1
Nuveen Dow 30
SM
Dynamic Overwrite Fund
Portfolio of Investments March 31, 2022
(Unaudited)
DIAX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 101.8%
COMMON STOCKS - 100.2%
Aerospace & Defense - 3.7%
121,259 Boeing Co (2) $ 23,221,099
Banks - 2.6%
121,259 JPMorgan Chase & Co 16,530,027
Beverages - 1.2%
121,259 Coca-Cola Co 7,518,058
Biotechnology - 4.6%
121,259 Amgen Inc (3) 29,322,851
Capital Markets - 6.3%
121,259 Goldman Sachs Group Inc (3) 40,027,596
Chemicals - 1.2%
121,259 Dow Inc 7,726,624
Communications Equipment - 1.1%
121,259 Cisco Systems Inc 6,761,402
Consumer Finance - 3.6%
121,259 American Express Co 22,675,433
Diversified Telecommunication Services - 1.0%
121,259 Verizon Communications Inc 6,176,933
Entertainment - 2.6%
121,259 Walt Disney Co (2) 16,631,884
Food & Staples Retailing - 3.7%
121,259 Walgreens Boots Alliance Inc 5,428,766
121,259 Walmart Inc 18,057,890
Total Food & Staples Retailing 23,486,656
Health Care Providers & Services - 9.7%
121,259 UnitedHealth Group Inc 61,838,452
Hotels, Restaurants & Leisure - 4.7%
121,259 McDonald's Corp 29,984,926
Household Products - 2.9%
121,259 Procter & Gamble Co 18,528,375
Industrial Conglomerates - 6.5%
121,259 3M Co 18,053,040
121,259 Honeywell International Inc 23,594,576
Total Industrial Conglomerates 41,647,616
Insurance - 3.5%
121,259 Travelers Cos Inc 22,157,657

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)
2
DIAX
Investments in Derivatives
Shares Description (1) Value
IT Services - 6.7%
121,259 International Business Machines Corp $ 15,766,095
121,259 Visa Inc, Class A 26,891,609
Total IT Services 42,657,704
Machinery - 4.2%
121,259 Caterpillar Inc 27,018,930
Oil, Gas & Consumable Fuels - 3.1%
121,259 Chevron Corp 19,744,603
Pharmaceuticals - 4.9%
121,259 Johnson & Johnson 21,490,733
121,259 Merck & Co Inc 9,949,301
Total Pharmaceuticals 31,440,034
Semiconductors & Semiconductor Equipment - 0.9%
121,259 Intel Corp 6,009,596
Software - 9.9%
121,259 Microsoft Corp 37,385,362
121,259 salesforce.com Inc (2) 25,745,711
Total Software 63,131,073
Specialty Retail - 5.7%
121,259 Home Depot Inc 36,296,456
Technology Hardware, Storage & Peripherals - 3.3%
121,259 Apple Inc (3) 21,173,034
Textiles, Apparel & Luxury Goods - 2.6%
121,259 NIKE Inc, Class B 16,316,611
Total Common Stocks (cost $257,140,251) 638,023,630
Shares Description (1) Value
EXCHANGE-TRADED FUNDS - 1.6%
45,000 Vanguard Total Stock Market ETF 10,245,150
Total Exchange-Traded Funds (cost $9,871,751) 10,245,150
Total Long-Term Investments (cost $267,012,002) 648,268,780
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.7%
REPURCHASE AGREEMENTS - 1.7%
$ 10,956 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22,repurchase price
$10,956,074, collateralized by $10,349,300, U.S. Treasury
Inflation Index Note, 0.125%, due 1/15/32, value
$11,175,214
0.000% 4/01/22 $ 10,956,074
Total Short-Term Investments (cost $10,956,074) 10,956,074
Total Investments (cost $277,968,076 ) - 103.5% 659,224,854
Other Assets Less Liabilities - (3.5)% (4) (22,442,655)
Net Assets Applicable to Common Shares - 100% $ 636,782,199

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Purchased
Description(5) Type
Number of
Contracts
Notional
Amount (6)
Exercise
Price Expiration Date Value
Cboe Volatility Index Call 300 $ 900,000 $ 30 4/20/22 $ 33,750
Total Options Purchased (premiums paid $27,465) 300 $900,000 $33,750
Options Written
Description(5) Type
Number of
Contracts
Notional
Amount (6)
Exercise
Price Expiration Date Value
Russell 2000® Index Call (44) $ (9,240,000) $ 2,100 4/14/22 $ (105,160)
S&P 500® Index Call (630) (278,145,000) 4,415 4/14/22 (9,601,200)
S&P 500® Index Call (100) (44,200,000) 4,420 4/14/22 (1,483,500)
S&P 500® Index Call (50) (22,500,000) 4,500 4/14/22 (436,250)
S&P 500® Index Call (50) (23,000,000) 4,600 4/14/22 (153,500)
S&P 500® Index Call (50) (23,500,000) 4,700 4/14/22 (28,750)
Total Options Written (premiums received $7,435,269) (924) $(400,585,000) $(11,808,360)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 638,023,630 $ – $ – $ 638,023,630
Exchange-Traded Funds 10,245,150 – – 10,245,150
Short-Term Investments:
Repurchase Agreements – 10,956,074 – 10,956,074
Investments in Derivatives:
Options Purchased 33,750 – – 33,750
Options Written (11,808,360) – – (11,808,360)
Total
$ 636,494,170 $ 10,956,074 $ – $ 647,450,244
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)
4
DIAX
(4) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(5) Exchange-traded, unless otherwise noted.
(6) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF Exchange-Traded Fund
S&P Standard & Poor’s